SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.92	0.96
Average for Period	0.92	0.92
Beginning of Period	0.93	0.88
Low	0.90	0.87
High	0.95	0.96